Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Revenue (including related party amounts of $0, $261,284, and $0 for the years ended June 30, 2026, 2025, and 2024, respectively)	$ 64,315,354	$ 61,120,888	$ 57,911,843
Purchases of goods and services from entities associated with Directors	12,229,811	13,216,521	9,994,900
Amounts due from entities associated with Directors	16,192,724	17,748,899	17,508,066
Amounts due to entities associated with Directors	1,039,848	1,672,593
Related Party [Member]
Related Party Transaction [Line Items]
Revenue (including related party amounts of $0, $261,284, and $0 for the years ended June 30, 2026, 2025, and 2024, respectively)		261,284	0
Purchases of goods and services from entities associated with Directors	118,847	303,628	$ 0
Amounts due from entities associated with Directors	390,672	459,314
Amounts due to entities associated with Directors		$ 74,428